Income Taxes (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Taxes [Line Items]
Applicable tax rate	(4.16%)	(4.16%)	(4.16%)	(1.37%)	21.42%
Percentage of statutory tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Effect of income tax exemption rate	0.39%	0.39%	0.39%	5.71%	56.77%
Net operating loss carryforward (in Yuan Renminbi)	¥ 490,020,031
Provision of valuation allowance (in Yuan Renminbi)	31,087,058			¥ 47,333,923	¥ 24,519,326
Reversal of Valuation Allowance (in Yuan Renminbi)	¥ 257,501			¥ 117,051	¥ 6,100,147
Zhejiang Weike [Member]
Income Taxes [Line Items]
Percentage of statutory tax rate				15.00%
PRC [Member]
Income Taxes [Line Items]
Percentage of statutory tax rate	15.00%	15.00%	15.00%
Enterprise income tax foreign and domestic	25.00%	25.00%	25.00%
Enterprise income tax rate	25.00%	25.00%	25.00%
Preferential tax rate	15.00%	15.00%	15.00%
Hong Kong [Member]
Income Taxes [Line Items]
Assessable profits (in Dollars) | $		$ 2,000,000
United States [Member]
Income Taxes [Line Items]
Percentage of statutory tax rate	21.00%	21.00%	21.00%
Singapore [Member]
Income Taxes [Line Items]
Applicable tax rate	17.00%	17.00%	17.00%
Income tax reconciliation tax exemptible income	¥ 470,000
Up To Two Million [Member] | Hong Kong [Member]
Income Taxes [Line Items]
Applicable tax rate	8.25%	8.25%	8.25%
Over Two Million [Member] | Hong Kong [Member]
Income Taxes [Line Items]
Applicable tax rate	16.50%	16.50%	16.50%
First Exemption [Member] | Singapore [Member]
Income Taxes [Line Items]
Effect of income tax exemption rate	75.00%	75.00%	75.00%
Income tax reconciliation tax exemptible income	¥ 470,000		$ 100,000
Second Exemption [Member] | Singapore [Member]
Income Taxes [Line Items]
Effect of income tax exemption rate	50.00%	50.00%	50.00%
Income tax reconciliation tax exemptible income | $			$ 100,000